Material Agreements	3 Months Ended
Sep. 30, 2019
Disclosure of Material Agreements [Abstract]
Material Agreements

Note 11 - Material Agreements

Consulting Agreement

A consulting agreement was renewed in May 2019 with monthly payment terms of $15,000 and 450,000 shares of common stock upon execution of the renewal. In addition, it was noted that the Company owed the consultant 210,000 shares under the original consulting agreement due to an anti-dilution clause in the agreement.  The Company paid the consultants $15,000 and $110,000 in fees and expenses for consulting services provided during three months ended September 30, 2019 and 2018, respectively. The 450,000 shares were issued under the Company’s Stock Plan in May 2019 (Note 14).

The Company issued 210,000 shares for services in July 2019 in satisfaction of the $400,000 accrued liability for the consulting services per the anti-dilution provision within the original agreement.

Consulting Agreement

The Company entered into a consulting agreement in May 2018 for advisory services such as maintaining ongoing stock market support such as drafting and delivering press releases and handling investor requests. The program will be predicated on accurate, deliberate and direct disclosure and information flow from the Company and dissemination to the appropriate investor audiences. In exchange for these consulting services provided, the advisor received $15,000 at contract inception, 10,000 shares of common stock and $4,000 monthly through April 2019. The contract renews automatically each year. The Company paid the consultants $0 and $23,000 in fees and expenses for consulting services provided during the three months ended September 30, 2019 and 2018, respectively.

Consulting Agreement

The Company entered into a consulting agreement in April 2018 for a period of six months for investor relations services such as blogs and newsletters, introduction to investment banks and online CEO quarterly conferences. In exchange for these consulting services provided, the advisor received $25,000 per month for four months and 25,000 shares of common stock. The Company paid the consultants $35,000 for the three months ended September 30, 2018. The agreement expired in October 2018.

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacturing of Galaxy’s SLIM series of interactive panels, a new Galaxy product. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three-year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two year increments unless three months notice is given by either party.

Agency Agreement

Effective December 11, 2018, the Company entered into a 12 month contract with an agent to raise capital. The agent receives a finders fee ranging from 4 to 8% relative to the amount of capital raised, plus restricted shares in an amount equal to 4% of capital raised, if successful. The Agreement contains an option to extend the contract term for an additional six months. The Company paid $11,600 in fees during the three months ended September 30, 2019. No fees were paid under this agreement during the three months ended September 30, 2018.

Financial Advisory Engagement

Effective June 4, 2019, the Company engaged a financial advisor to act as the Company’s exclusive financial advisor, lead managing underwriter and sole book running manager and investment banker in connection with a proposed offering. The engagement period of the agreement is June 4, 2019 to May 31, 2020. The Company is proposing a follow-on public offering of securities. The Company paid $667,500 in fees during the three months ended September 30, 2019. No fees were paid under this agreement during the three months ended September 30, 2018. The Company issued 250,000 shares to the financial advisor for services in July 2019.

Business Development and Marketing Agreement

Effective June 10, 2019, the Company entered into a three month contract for certain advisory and consulting services. The Company will issue 15,000 shares and pay $20,000 per month under the terms of the agreement. The Company paid $169,300 in fees during the three months ended September 30, 2019. No fees were paid under this agreement during the three months ended September 30, 2018. The Company issued 60,000 shares to the consultant for consulting services in July and September 2019.

Capital Transaction Services Agreement

Effective June 28, 2019, the Company entered into a three month contract for capital raise advisory and consulting services.  The Company pays $3,500 per month under the terms of this agreement, which is payable upon the successful closing of a capital raise. The Company paid $3,500 upon signing of the agreement. The agreement renews automatically unless either party provided notice of cancellation. The Company paid no fees during the three months ended September 30, 2019 and 2018.

Consulting Agreement

On May 1, 2019, the Company engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement. The Company pays $8,000 per month under this agreement in the form of $2,000 cash and a restricted common stock monthly fee of $6,000 in advance of services each month. The number of shares issued is calculated based on the closing price of the Company’s common shares on the first day of the month. The shares do not have registration rights, and the shares may be sold by the advisor, subject to Rule 144.  The Company paid $4,000 in fees during the three months ended September 30, 2019. No fees were paid under this agreement during the three months ended September 30, 2018.

Consulting Agreement

On August 1, 2019, the Company engaged an advisor to provide consultation services related to research and development for a one year period.  Under the terms of the agreement, the Company issued 35,000 common shares in advance of the services performed.  The shares were valued at $35,000 on the date of issuance.

Employment Agreement

The company signed a two year employment agreement with the former owner of Concepts and Solutions as a part of the acquisition. The agreement provides an annual salary of $185,000 per year and a 15% bonus. The agreement contains an anti-dilution clause for the maintenance of 8% ownership in Galaxy.